Acquisitions and Divestitures - Additional Information (Detail) - CAD ($)	Apr. 30, 2019	Feb. 08, 2019	Mar. 01, 2019
Disclosure of detailed information about business combination [line items]
Investment to purchase additional common shares	$ 20,000
Insurance and Banking Operations [member] | EL SALVADOR
Disclosure of detailed information about business combination [line items]
Expected after tax loss on sale of operations		$ 132,000,000
Banco Dominicano del Progreso, Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest			97.44%
Assets acquired	1,800,000,000
Liabilities assumed	1,400,000,000
Banco Cencosud, Peru [member]
Disclosure of detailed information about business combination [line items]
Percentage of controlling interest			51.00%
Assets acquired	400,000,000
Liabilities assumed	300,000,000
Citibank's consumer and small and medium enterprise operations [member]
Disclosure of detailed information about business combination [line items]
Assets acquired	2,000,000,000
Liabilities assumed	1,400,000,000
Scotia Crecer AFP and Scotia Seguros [member] | Dominican Republic [member]
Disclosure of detailed information about business combination [line items]
Gain on sale of subsidiary after tax	$ 273,000,000